Long-Term Debt - Revolving Credit Facility (Details) - USD ($)		12 Months Ended
	Nov. 16, 2012	Dec. 31, 2019	Sep. 01, 2020	Apr. 01, 2019	Dec. 31, 2018	Aug. 10, 2017	Mar. 06, 2015
Debt Instrument [Line Items]
Issued and unused letters of credit		$ 11,100,000			$ 13,800,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200,000,000.0					$ 324,300,000.0	$ 289,400,000.0
Debt instrument, term	5 years
Step down margin (as a percentage)		0.25%
Commitment fee, step down (percentage)		0.125%
Outstanding borrowings		$ 245,000,000			$ 0
Issued and unused letters of credit		$ 32,100,000
Revolving Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Variable Interest rate (percentage)		0.50%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate (percentage)		1.00%
Revolving Credit Facility | Series A- Revolving Commitments
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 267,000,000
Revolving Credit Facility | Series A- Revolving Commitments | LIBOR
Debt Instrument [Line Items]
Variable Interest rate (percentage)		3.00%
Revolving Credit Facility | Series A- Revolving Commitments | Base Rate
Debt Instrument [Line Items]
Variable Interest rate (percentage)		2.00%
Revolving Credit Facility | Series D- Revolving Commitments
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 15,400,000.0
Revolving Credit Facility | Series B- Revolving Commitments
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 21,200,000
Revolving Credit Facility | Series B- Revolving Commitments | LIBOR
Debt Instrument [Line Items]
Variable Interest rate (percentage)		4.00%
Revolving Credit Facility | Series B- Revolving Commitments | Base Rate
Debt Instrument [Line Items]
Variable Interest rate (percentage)		3.00%
$250.0 Million 2020 Notes Remain Outstanding Or Has Not Been Refinanced | Forecast | Senior Notes | 8.875% Senior Notes Due 2020
Debt Instrument [Line Items]
Principal amount outstanding threshold for accelerated maturity			$ 250,000,000.0